Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Level 3 [Member]	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	17.6
Volatility | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		25.5
Volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.92	10.89
Time to M&A
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.25	1
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.28	0.48
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0